ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of reconciliation of changes in assets held for sale
  Changes in assets held for sale
	Consolidated
	Properties held for sale	Other assets held for sale	Total
Balance as of January 1, 2023	40,383	—	40,383
Additions	—	1,795,773	1,795,773
Transfers	444,782	—	444,782
Sale of agricultural properties held for sale	(142,773)	—	(142,773)
Balance as of December 31, 2023	342,392	1,795,773	2,138,165
Additions (ii)	280	60,792	61,072
Transfers (iii)	437,080	745	437,825
Sale of agricultural properties held for sale	(746,774)	—	(746,774)
Sale of investment (iv)	—	(911,500)	(911,500)
Balance as of December 31, 2024	32,978	945,810	978,788

(i)	On September 26, 2024, the Company approved and concluded the dissolution of the subsidiary Atlântico Participações. All the assets, rights and obligations of this subsidiary were succeeded by the Company, as per note 9.1.
(ii)	As mentioned in note 2.1, the balance of R$60,792 corresponding to the investment in the associate Terminal XXXIX de Santos S.A. was added to the group of assets held for sale.
(iii)	Transfers in the amount of R$437,080 from the investment properties group, as per note 11.5.
(iv)	Full sale of the 51% stake in Norgás S.A., in the subsidiary Compass, as per note 2.1.

Schedule of assets held for sale
  Breakdown of assets held for sale
	Consolidated
	TUP Porto São Luis S.A	Radar	Rumo	Total
Cash and cash equivalents	48,231	—	—	48,231
Other current tax receivable	3,030	—	—	3,030
Investments in associates	—	—	60,792	60,792
Property, plant and equipment	395,757	—	—	395,757
Intangible assets and goodwill	437,965	—	—	437,965
Other assets	35	—	—	35
Properties held for sale	—	32,978	—	32,978
Total	885,018	32,978	60,792	978,788

Schedule of liabilities held for sale

b) Breakdown of liabilities held for sale:

	12/31/2024	12/31/2023
	Consolidated(i)	Consolidated(ii)
Trade payables	17,248	17,248
Employee benefits payables	1,828	1,828
Other liabilities	456	456
Deferred tax liabilities	66,606	218,861
Total	86,138	238,393

(i)	The amounts of December 2024 are related to only to TUP Porto São Luis S.A.
(ii)	The amounts of December 2024 are related to TUP Porto São Luis S.A. and Norgás.

Schedule of discontinued operation result	c) Discontinued operation result:
	12/31/2024	12/31/2023
Equity income	273,875	45,419
Controlling shareholders	185,087	15,654
Non-controlling shareholders	88,788	29,765